Short-Term Debt	12 Months Ended
Dec. 31, 2013
Short-term Debt [Abstract]
Short-Term Debt
SHORT-TERM DEBT

A summary of short-term borrowings are as follows (dollars in thousands):

	2013	2012	2011

Balance at end of year:
Securities repurchase agreements	$137,798	$114,646	$114,050
Federal Funds purchased	—	—	75,000
Total	$137,798	$114,646	$189,050

Avg. outstanding during the year:
Securities repurchase agreements	$127,616	$121,270	$122,693
Federal Funds purchased	63	510	576
FHLB advances	—	—	300

Max. outstanding at any month end:
Securities repurchase agreements	$150,943	$131,971	$139,607
Federal Funds purchased	—	—	75,000
FHLB advances	—	—	367

Weighted-average interest rate:
During the year:
Securities repurchase agreements	0.25%	0.26%	0.25%
Federal Funds purchased	0.31%	0.28%	0.28%
FHLB advances	—	—	4.36%
End of the year:
Securities repurchase agreements	0.25%	0.26%	0.25%
Federal Funds purchased	0.31%	0.28%	0.28%
FHLB advances	—	—	—

Through City National, the Company has purchased 52,784 shares of Federal Home Loan Bank (“FHLB”) stock at par value as of December 31, 2013. Such purchases are required based on City National’s maximum borrowing capacity with the FHLB.  Additionally, FHLB stock entitles the Company to dividends declared by the FHLB and provides an additional source of short-term and long-term funding, in the form of collateralized advances. Financing obtained from the FHLB is based, in part, on the amount of qualifying collateral available, specifically 1-4 family residential mortgages, other residential mortgages, and commercial real estate and other non-residential mortgage loans. At December 31, 2013 and 2012, collateral pledged to the FHLB included approximately $1.7 billion and $1.5 billion, respectively, in investment securities and one-to-four-family residential property loans.  In addition to the short-term financing discussed above and long-term financing (see Note Twelve), at December 31, 2013 and 2012, City National had an additional $1.4 billion and $1.1 billion, respectively, available from unused portions of lines of credit with the FHLB and other financial institutions.